Stockholders’ Equity	12 Months Ended
Jun. 30, 2023
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

15. STOCKHOLDERS’ EQUITY

On April 6, 2023, the Company completed the public offering of 2,700,000 shares of common stock at a public offering price of $7.00 per share, par value $0.0001 per share, with option for underwriters to purchase up to an additional 405,000 at the initial public offering price as over-allotment. On April 25, 2023, the underwriters fully exercised their over-allotment option, and 405,000 shares were issued at public offering price of $7.00 per share, par value $0.0001 per share. These two transactions altogether generated proceeds of $21,735,000, offset by offering costs of $3,475,171, which contributed an increase of share capital of $311 and additional paid in capital of $18,259,518.

On June 26, 2023, pursuant to purchase agreements dated June 26, 2023, the Company sold to three investors in a private placement an aggregate of 1,117,420 shares of common stock, at a purchase price of $7.1318 per share. This private replacement generated proceeds of $7,969,221, offset by offering cost of $543,153, which contributed an increase of share capital of $111 and additional paid in capital of $7,425,957.